May 24, 2024
ESG Diversified Portfolio

ESG Diversified Portfolio – In the Principal Investment Strategies subsection, the table in the second paragraph is deleted and replaced with the following:

BROAD ASSET CLASS ALLOCATIONS

Debt	Equity
30 – 50%	50 – 70%

Also in the Principal Investment Strategies subsection, all references to Pacific Investment Management Company LLC (“PIMCO”) and the PIMCO Fund are deleted.